SCHEDULE OF NET OF RETURNS AND ALLOWANCES AND DISCOUNTS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total net sales	$ 13,574,896	$ 6,126,063	$ 27,134,602	$ 10,925,053	$ 29,009,640	$ 11,235,041
Mother Earth's Storehouse, Inc. [Member]
Sales						15,438,995	$ 18,535,034
Less: Allowances						80,225	98,836
Discounts						1,066,604	1,401,976
Total net sales						$ 14,292,166	$ 17,034,222